Stockholders' Equity (Deficit) and Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of outstanding redeemable preferred stock
The Company had outstanding redeemable preferred stock as follows. The amounts in the table below have been adjusted to reflect the exchange ratio (approximately 0.97 shares of the Company’s common stock for each share of Legacy Wag! common stock) established in the Merger:

	December 31, 2021
Series	Shares Designated	Shares Issued and Outstanding	Carrying Amount	Liquidation Preference
Seed	4,502,881	4,376,930	$19,382	$3,117
A	6,072,815	5,902,952	25,969	9,500
B	6,694,033	6,506,793	32,057	15,000
C	7,275,657	7,072,149	32,857	39,800
Total	24,545,386	23,858,824	$110,265	$67,417

Schedule of option activity
A summary of the Company’s option activity under the 2014 Plan is as follows:

	Number of Options	Weighted-average exercise price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding, December 31, 2021	7,368,461	$0.39
Granted	—	—
Exercised	(118,514)	0.11
Cancelled/forfeited	(55,880)	0.91
Outstanding, December 31, 2022	7,194,067	$0.40	7.2	$19.3

Schedule of valuation assumptions

	2022	2021
Expected term	N/A	5.20 – 9.97 years
Volatility (%)	N/A	57.9% – 59.5%
Risk-free interest rate (%)	N/A	0.7% – 1.6%

Schedule of restricted stock activity
A summary of restricted stock activity for the years ended December 31, 2022 is as follows:

	Restricted Stock (Unvested)
	Number of Shares	Weighted Average Grant Date Fair Value ($ per share)
Unvested at December 31, 2021	169,283	$0.22
Grants	4,091,394	2.50
Vested	(52,902)	0.22
Forfeited	(13,000)	2.50
Unvested at December 31, 2022	4,194,775	$2.44

Schedule of common stock warrants outstanding
A summary of Legacy Wag! common stock warrants outstanding as of December 31, 2022 and December 31, 2021 is as follows:

	Number of Shares*	Weighted Average Exercise Price ($ per share)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	—	$—	—
Outstanding at December 31, 2021	88,756	$1.59	—
_________________
*The shares of the Company's warrants have been retroactively adjusted as shares reflecting the exchange ratio.

Fair Value Measurement Inputs and Valuation Techniques	The following table presents the quantitative information regarding Level 3 fair value measurements of the Forward Purchase Agreements as of the following dates:

	September 30, 2022	August 9, 2022
Exercise price	$10.30	$10.30
Stock price	$2.05	$8.28
Volatility	42.0%	70.0%
Term (in years)	0.25	0.25
Risk-free rate	2.9%	2.7%
Dividend Yield	—%	—%

	Carry Value as of December 31, 2022 (in thousands)	Exercise Price (in whole dollars)	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in years)
Lender Warrants	$6,104	$11.50	—%	33.00%	2.97%	10
The following table provides quantitative information regarding fair value measurements at issuance on September 1, 2021:

Share Price (in whole dollars)	Exercise Price (in whole dollars)	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in years)
$10.00	$11.50	—%	22.00%	1.31%	5

Schedule of total stock-based compensation expense by function
The following table summarizes the total stock-based compensation expense by function for the year ended December 31, 2022 and 2021 (in thousands).

	2022	2021
Operations and support	$2,991	$36
Sales and marketing	2,138	11
General and administrative	19,363	175
Total	$24,492	$222